Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating Commitments, Fiscal Year Maturity Schedule

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Fees for game development services and in-progress games (in thousands)	Others (in thousands)
2014	$7,578	$9,607	$6,498	$396
2015	715	8,058	4,726	—
2016 and thereafter	127	18,840	13,412	—

Total minimum payments required	$8,420	$36,505	$24,636	$396

Capital Commitments, Fiscal Year Maturity Schedule

	Expenditures for games with technological feasibility (in thousands)	Cinema advertising slot rights (in thousands)
2014	$9,264	$1,082
2015	4,550	8,931
2016 and thereafter	1,400	19,682

Total minimum payments required	$15,214	$29,695